RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2015, December 31, 2014 and December 31, 2013, the Company entered into the following transactions with related parties:

	December 31,		December 31,	December
	2015		2014	31, 2013

Consulting fees paid or accrued to officers or their companies	$495,683		$472,649	$458,976
Directors’ fees	4,692		18,845	18,535

Stock option grants to officers and directors	250,000		108,000	—
Stock option grant price range	CAD$0.20	$	CAD$0.50	—

Of the total consulting fees noted above, $201,097 (December 31, 2014 - $144,394, December 31, 2013 - $225,365) was paid by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $100,548 (December 31, 2014 - $72,197, December 31, 2013 - $112,683) of this amount. As at December 31, 2015, $51,096 (December 31, 2014, $28,974, December 31, 2013 - $nil) remains payable to this related company and $10,000 remains payable to the related party. As at December 31, 2015, $97,493 (December 31, 2014 - $97,493, December 31, 2013 - $nil) was due from Buccaneer for services performed by the Company during the periods. The Company has fully provided against this balance due to ongoing litigation between the Company and Buccaneer.

A total of 1,231,000 stock options previously granted to related parties were amended in 2015 by re-pricing these options to CAD$0.15 per share and a total of 424,000 stock options previously granted to related parties were amended in 2015 by repricing these options to CAD$0.225 per share. A total of 2,147,000 stock options previously granted to related parties were amended in 2014 by re-pricing these options to CAD$0.50 per share. There were no stock option changes in 2013.